EQUITY (Schedule of Share Capital) (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Sep. 21, 2017
Disclosure of classes of share capital [abstract]
Authorized number of shares	37,244,508	32,244,508
Issued and outstanding number of shares	27,178,839	27,047,737	5,037,664